Income Tax Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Tax Expenses
11. INCOME TAX EXPENSES

	2021	2020	2019
Profit before income tax expenses	16,311,930	12,855,817	10,090,653
Profit before income tax from discontinued operations	—	10,031,102	1,684,608

Accounting income before income tax	16,311,930	22,886,919	11,775,261
Income tax rate	35%	30%	30%

Income tax a t the statutory tax rate	(5,709,176)	(6,866,076)	(3,532,579)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	—	970,024	336,921
Impairment of tax losses recognized in Ferrosur Roca S.A.	(237,161)	(242,869)	—
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	(169,746)	282,501	310,182
Effect of change in tax rate	(3,857,875)	184,375	(578,357)
Other non-taxable income or non-deductible expense, net	6,152	(34,518)	(1,707)

Total income tax	(9,967,806)	(5,706,563)	(3,465,540)

Income tax
Current	(6,638,518)	(5,882,722)	(2,267,192)
Deferred	(3,329,288)	176,159	(1,198,348)

Total	(9,967,806)	(5,706,563)	(3,465,540)

Income tax included in the statement of other comprehensive income	(9,967,806)	(3,416,654)	(3,320,921)
Income tax from discontinued operations	—	(2,289,909)	(144,619)
11.1. The deferred income tax assets and liabilities are as follows:

	2021	2020	2019
Assets
Loss carryforward	257,201	216,201	552,439
Leases	2,951	37,258	84,961
Provisions	83,012	81,631	191,631
Other receivables	66,642	44,243	—
Accounts Payable	—	—	206,321
Salaries and social security contributions	29,908	14,440	—
Other liabilities	73,617	34,216	—
Trade receivables	1,745	25,819	25,636
Others	4,404	9,435	15,850

Total deferred tax assets	519,480	463,243	1,076,837

	2021	2020	2019
Liabilities
Investments	(8,352)	(35,295)	(9,047)
Other receivables	—	—	(82,022)
Property, plant and equipment	(12,012,202)	(8,081,322)	(9,195,705)
Borrowings	(1,710)	(4,495)	(2,228)
Inventories	(1,296,372)	(1,142,049)	(1,221,079)
Other liabilities	—	—	(5,360)
Taxes payable (tax inflation adjustment)	(1,512,637)	(2,182,347)	(1,730,538)
Others	(167)	(407)	(21)

Total deferred tax liabilities	(14,831,440)	(11,445,915)	(12,246,000)

Total net deferred tax liabilities	(14,311,960)	(10,982,672)	(11,169,163)

11.2. Unrecognized temporary differences on investments and other interests
The temporary differences related to investments in subsidiaries and other interests for which no deferred tax assets or liabilities have been recognized since it is not considered probable that they will be reversed in the foreseeable future, is as follows:

	2021	2020	2019
Subsidiaries	234,845	134,332	(123,689)
Others	(1,807)	(1,278)	(1,266)

Total	233,038	133,054	(124,956)

The Group carries unrecognized tax losses for a total of 1,123,497, of which 64,499 expire in 2022, 381,394 in 2023 and 677,604 in 2026.